Other Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Liabilities
17.	OTHER LIABILITIES

	2018		2017		2016
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Liabilities for contractual claims(1)	175	41	90	2,008	—	950
Extension of concessions	348	436	179	342	336	508
Maxus Entities’ agreements(2)	—	—	—	—	—	2,932
Miscellaneous	26	245	8	33	—	—

	549	722	277	2,383	336	4,390

(1)	See Note 14.
(2)	See Note 27.